Vista Outdoor Inc. - 10-K Revenue Recognition (Details) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Minimum
Disaggregation of Revenue [Line Items]
Contract with customer, payment terms (in days)	30 days	30 days
Maximum
Disaggregation of Revenue [Line Items]
Contract with customer, payment terms (in days)	60 days	60 days